Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Minimum
Income tax examination
Number of years the Company remains subject to income tax in various states for prior periods	3
Number of years for which the tax years are typically subject to examination in the major non-U.S. jurisdictions	3
Maximum
Income tax examination
Number of years the state impact of any federal changes remains subject to examination	5
Number of years the Company remains subject to income tax in various states for prior periods	11
Number of years for which the tax years are typically subject to examination in the major non-U.S. jurisdictions	6